UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23240

Eaton Vance Floating-Rate 2022 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Floating-Rate 2022 Target Term Trust (EFL)

Semiannual Report

December 31, 2020

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2020

Eaton Vance

Floating-Rate 2022 Target Term Trust

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Performance1,2

Portfolio Managers Craig P. Russ, Andrew N. Sveen, CFA, Catherine C. McDermott, William E. Holt, CFA and Daniel P. McElaney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception

Fund at NAV	07/31/2017	9.98%	2.20%	—	3.60%
Fund at Market Price	—	12.96	0.56	—	2.56

S&P/LSTA Leveraged Loan Index	—	8.11%	3.12%	5.23%	3.95%

% Premium/Discount to NAV[3]

					–3.37%

Distributions[4]

Total Distributions per share for the period					$0.253
Distribution Rate at NAV					4.70%
Distribution Rate at Market Price					4.86

% Total Leverage[5]

Borrowings					24.64%
Variable Rate Term Preferred Shares (VRTP Shares)					9.68

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Fund Profile

Top 10 Issuers (% of total investments)6

TransDigm, Inc.	1.2%

Hyland Software, Inc.	1.1

Epicor Software Corporation	1.1

Virgin Media Bristol, LLC	1.1

Uber Technologies, Inc.	1.0

Jaguar Holding Company II	0.9

Golden Nugget, Inc.	0.9

Four Seasons Hotels Limited	0.9

Asurion, LLC	0.9

Live Nation Entertainment, Inc.	0.9

Total	10.0%

Credit Quality (% of bonds and loans)7

Top 10 Sectors (% of total investments)6

Electronics/Electrical	17.3%

Health Care	9.3

Business Equipment and Services	6.7

Telecommunications	4.5

Chemicals and Plastics	4.3

Industrial Equipment	4.1

Insurance	3.9

Drugs	3.6

Lodging and Casinos	3.6

Cable and Satellite Television	3.5

Total	60.8%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.
[7]

For purposes of the Trust’s rating restrictions, ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

Important Notice to Shareholders

On August 13, 2020, the Board of Trustees of the Fund amended and restated the Fund’s By-Laws (the “Amended and Restated By-Laws”). The Amended and Restated By-Laws include provisions (the “Control Share Provisions”) pursuant to which, in summary, a shareholder who obtains beneficial ownership of Fund shares in a “Control Share Acquisition” may exercise voting rights with respect to such shares only to the extent the authorization of such voting rights is approved by other shareholders of the Fund. The Control Share Provisions are primarily intended to protect the interests of the Fund and its shareholders by limiting the risk that the Fund will become subject to undue influence by opportunistic hedge funds or other activist investors. The Control Share Provisions do not eliminate voting rights for shares acquired in Control Share Acquisitions, but rather, they entrust the Fund’s other “non-interested” shareholders with determining whether to approve the authorization of voting rights for such shares. Subject to various conditions and exceptions, the Amended and Restated By-Laws define a “Control Share Acquisition” to include an acquisition of Fund shares that, but for the Control Share Provisions, would give the beneficial owner, upon the acquisition of such shares, the ability to exercise voting power in the election of Fund Trustees in any of the following ranges: (i) one-tenth or more, but less than one-fifth of all voting power; (ii) one-fifth or more, but less than one-third of all voting power; (iii) one-third or more, but less than a majority of all voting power; or (iv) a majority or more of all voting power. Share acquisitions prior to August 13, 2020 are excluded from the definition of Control Share Acquisition. This discussion is only a high-level summary of certain aspects of the Control Share Provisions, and is qualified in its entirety by reference to the full Amended and Restated By-Laws. The Amended and Restated By-Laws were filed by the Fund on Form 8-K with the Securities and Exchange Commission and are available at sec.gov.

4

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 0.6%
Security	Shares	Value

Containers and Glass Products — 0.1%

LG Newco Holdco, Inc.(1)(2)	45,462	$113,655

		$113,655

Electronics / Electrical — 0.4%

Software Luxembourg Holding S.A.(1)(2)	5,496	$934,320

		$934,320

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(1)(2)	19,009	$254,245

		$254,245

Nonferrous Metals / Minerals — 0.0%(3)

ACNR Holdings, Inc., Class A(1)(2)	1,237	$8,659

		$8,659

Oil and Gas — 0.0%(3)

McDermott International, Ltd.(1)(2)	35,449	$28,714

		$28,714

Total Common Stocks (identified cost $1,221,965)		$1,339,593

Corporate Bonds & Notes — 9.0%
Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.9%

Air Canada

7.75%, 4/15/21(4)	$190	$191,188

American Airlines Group, Inc.

5.00%, 6/1/22(4)	500	450,442

Bombardier, Inc.

6.125%, 1/15/23(4)	1,000	978,499

United Airlines Holdings, Inc.

4.25%, 10/1/22	250	251,563

		$1,871,692

Automotive — 0.3%

ZF North America Capital, Inc.

4.50%, 4/29/22(4)	$545	$561,868

		$561,868

Security	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.

5.875%, 4/15/23(4)	$500	$531,822

		$531,822

Cable and Satellite Television — 0.4%

CSC Holdings, LLC

5.875%, 9/15/22	$925	$981,078

		$981,078

Energy — 0.5%

Sunoco, L.P./Sunoco Finance Corp.

4.875%, 1/15/23	$1,000	$1,016,245

		$1,016,245

Financial Intermediaries — 1.8%

Ally Financial, Inc.

4.625%, 5/19/22	$1,000	$1,054,378

Ford Motor Credit Co., LLC

5.875%, 8/2/21	321	328,945

3.087%, 1/9/23	925	942,871

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.

6.25%, 2/1/22	500	502,362

Navient Corp.

5.50%, 1/25/23	1,007	1,055,462

		$3,884,018

Food / Drug Retailers — 0.0%(3)

Safeway, Inc.

4.75%, 12/1/21	$9	$9,190

		$9,190

Health Care — 0.1%

Acadia Healthcare Co., Inc.

5.625%, 2/15/23	$310	$311,550

		$311,550

Internet Software & Services — 0.5%

Netflix, Inc.

5.50%, 2/15/22	$1,000	$1,048,125

		$1,048,125

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lodging and Casinos — 0.2%

MGM Resorts International

6.00%, 3/15/23	$310	$333,250

		$333,250

Oil and Gas — 0.7%

Energy Transfer Operating, L.P.

4.25%, 3/15/23	$1,000	$1,063,589

Great Western Petroleum, LLC/Great Western Finance Corp.

9.00%, 9/30/21(4)	500	295,000

Ovintiv Exploration, Inc.

5.75%, 1/30/22	155	161,030

		$1,519,619

Real Estate Investment Trusts (REITs) — 0.4%

Service Properties Trust

5.00%, 8/15/22	$770	$785,400

		$785,400

Surface Transport — 0.8%

DAE Funding, LLC

5.25%, 11/15/21(4)	$1,000	$1,022,500

XPO Logistics, Inc.

6.50%, 6/15/22(4)	750	753,844

		$1,776,344

Technology — 0.3%

Dell International, LLC/EMC Corp.

5.875%, 6/15/21(4)	$662	$664,019

		$664,019

Telecommunications — 1.7%

Hughes Satellite Systems Corp.

7.625%, 6/15/21	$1,000	$1,026,250

SBA Communications Corp.

4.00%, 10/1/22	90	91,069

Sprint Communications, Inc.

6.00%, 11/15/22	1,500	1,625,625

T-Mobile USA, Inc.

6.00%, 3/1/23	1,000	1,002,500

		$3,745,444

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.2%

TerraForm Power Operating, LLC

4.25%, 1/31/23(4)	$525	$543,703

		$543,703

Total Corporate Bonds & Notes (identified cost $19,378,915)		$19,583,367

Preferred Stocks — 0.2%
Security	Shares	Value

Containers and Glass Products — 0.2%

LG Newco Holdco, Inc.(1)(2)	6,887	$378,760

		$378,760

Nonferrous Metals / Minerals — 0.0%(3)

ACNR Holdings, Inc. 15.00% (PIK)(1)(2)	584	$27,594

		$27,594

Total Preferred Stocks (identified cost $361,544)		$406,354

Senior Floating-Rate Loans — 139.1%(5)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 2.6%

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing January 17, 2027(6)	$273	$273,193

Dynasty Acquisition Co., Inc.

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	356	340,264

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	661	632,891

Spirit Aerosystems, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), Maturing January 30, 2025	175	177,297

TransDigm, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024	1,189	1,169,606

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025	2,896	2,845,273

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense (continued)

WP CPP Holdings, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025	$245	$230,127

		$5,668,651

Air Transport — 1.0%

Delta Air Lines, Inc.

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 29, 2023	$821	$835,625

JetBlue Airways Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024	171	175,988

Mileage Plus Holdings, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027	300	313,146

SkyMiles IP, Ltd.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027	825	857,072

		$2,181,831

Automotive — 3.3%

Adient US, LLC

Term Loan, 4.41%, (USD LIBOR + 4.25%), Maturing May 6, 2024(6)	$517	$518,030

Autokiniton US Holdings, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	293	291,037

Bright Bidco B.V.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	735	428,778

Chassix, Inc.

Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(6)	243	232,800

Clarios Global L.P.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	1,382	1,378,287

Garrett LX III S.a.r.l.

Term Loan, 5.75%, (USD Prime + 2.50%), Maturing September 27, 2025	98	96,899

Garrett Motion, Inc.

DIP Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 15, 2021	21	20,817

IAA, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	218	217,415

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive (continued)

Les Schwab Tire Centers

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 2, 2027	$1,050	$1,051,312

Tenneco, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,397	1,367,988

Thor Industries, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	409	409,219

TI Group Automotive Systems, LLC

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing December 16, 2024	1,059	1,061,656

		$7,074,238

Beverage and Tobacco — 0.2%

Arterra Wines Canada, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 24, 2027	$400	$402,625

		$402,625

Brokerage / Securities Dealers / Investment Houses — 0.4%

Advisor Group, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	$421	$418,909

Clipper Acquisitions Corp.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	437	433,227

		$852,136

Building and Development — 4.5%

ACProducts, Inc.

Term Loan, 7.50%, (3 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025	$172	$176,763

Advanced Drainage Systems, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	79	79,206

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	938	930,698

American Residential Services, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 15, 2027	225	224,859

APi Group DE, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	569	568,183

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development (continued)

APi Group DE, Inc. (continued)

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2026	$125	$125,078

Beacon Roofing Supply, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	219	217,673

Brookfield Property REIT, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	367	348,968

Core & Main L.P.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024	123	122,891

Cornerstone Building Brands, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	293	293,233

CP Atlas Buyer, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing November 23, 2027	119	119,121

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing November 23, 2027	356	357,363

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	2,156	2,117,125

LSF11 Skyscraper Holdco S.a.r.l.

Term Loan, 5.74%, (3 mo. USD LIBOR + 5.50%), Maturing September 29, 2027	339	339,987

MI Windows and Doors, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 15, 2027	175	175,656

Quikrete Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	1,913	1,906,770

Werner FinCo L.P.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024	847	846,866

White Cap Buyer, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing October 19, 2027	875	876,094

		$9,826,534

Business Equipment and Services — 10.3%

Adevinta ASA

Term Loan, Maturing October 13, 2027(7)	$125	$125,234

Adtalem Global Education, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	146	145,336

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Airbnb, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025	$323	$350,862

AlixPartners, LLP

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024	1,549	1,536,205

Allied Universal Holdco, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	1,312	1,308,705

Amentum Government Services Holdings, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 1, 2027	373	372,659

AppLovin Corporation

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	1,599	1,597,230

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025	248	248,086

ASGN Incorporated

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	104	104,533

Asplundh Tree Expert, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027	474	475,843

Belfor Holdings, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	197	197,985

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	247	248,971

Bracket Intermediate Holding Corp.

Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	342	338,704

Camelot U.S. Acquisition 1 Co.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 30, 2026	718	715,417

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 30, 2026	450	449,906

Cardtronics USA, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027	224	224,379

CCC Information Services, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	907	906,082

Ceridian HCM Holding, Inc.

Term Loan, 2.60%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	562	555,856

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Deerfield Dakota Holding, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	$796	$798,487

EAB Global, Inc.

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(6)	535	532,869

EIG Investors Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	1,558	1,558,963

Garda World Security Corporation

Term Loan, 4.99%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	532	534,140

Greeneden U.S. Holdings II, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 1, 2027	350	351,258

IG Investment Holdings, LLC

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	171	170,561

Illuminate Buyer, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2027	324	324,795

Intrado Corp.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024	122	117,705

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024	388	377,088

IRI Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	613	607,906

Iron Mountain, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	340	338,390

Ivanti Software, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 1, 2027	1,050	1,050,328

KAR Auction Services, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	247	242,658

KUEHG Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025	1,376	1,312,343

Loire Finco Luxembourg S.a.r.l.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027	124	122,666

Packaging Coordinators Midco, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 25, 2027	475	476,187

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Pike Corporation

Term Loan, 4.12%, (1 mo. USD LIBOR + 3.97%), Maturing July 24, 2026	$117	$117,268

Prime Security Services Borrower, LLC

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(6)	995	998,974

Red Ventures, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024	298	293,495

Sabre GLBL, Inc.

Term Loan, Maturing December 10, 2027(7)	150	150,563

SMG US Midco 2, Inc.

Term Loan, 2.69%, (USD LIBOR + 2.50%), Maturing January 23, 2025(6)	97	91,918

Spin Holdco, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022	1,897	1,890,280

		$22,360,835

Cable and Satellite Television — 5.0%

Altice France S.A.

Term Loan, 3.85%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026	$1,261	$1,253,119

Term Loan, 4.24%, (3 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	492	491,282

Charter Communications Operating, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027	1,286	1,280,630

CSC Holdings, LLC

Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	393	387,526

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027	466	462,751

Telenet Financing USD, LLC

Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028	1,500	1,481,367

UPC Broadband Holding B.V.

Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028	325	322,258

Term Loan, 3.67%, (2 mo. USD LIBOR + 3.50%), Maturing January 31, 2029	775	776,744

Term Loan, 3.67%, (2 mo. USD LIBOR + 3.50%), Maturing January 31, 2029	775	776,744

Virgin Media Bristol, LLC

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	3,100	3,075,088

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)

Virgin Media Bristol, LLC (continued)

Term Loan, Maturing January 31, 2029(7)	$475	$475,148

		$10,782,657

Chemicals and Plastics — 6.5%

Alpha 3 B.V.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024	$1,230	$1,226,776

Aruba Investments, Inc.

Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 24, 2027	300	300,000

Axalta Coating Systems US Holdings, Inc.

Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	2,490	2,474,646

Charter NEX US, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing December 1, 2027	175	176,112

Ferro Corporation

Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	132	131,513

Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	135	134,372

Gemini HDPE, LLC

Term Loan, Maturing December 10, 2027(7)	300	298,875

Hexion, Inc.

Term Loan, 3.73%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026	296	294,946

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026	81	81,102

INEOS US Finance, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing April 1, 2024	1,261	1,247,444

Messer Industries GmbH

Term Loan, 2.75%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	1,008	1,002,149

Momentive Performance Materials, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	665	657,603

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025	734	689,757

PQ Corporation

Term Loan, 2.46%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027	1,153	1,148,336

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027	599	599,768

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

Pregis TopCo Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026	$248	$246,778

Rohm Holding GmbH

Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	148	144,413

Starfruit Finco B.V.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,077	1,066,434

Tronox Finance, LLC

Term Loan, 3.20%, (USD LIBOR + 3.00%), Maturing September 23, 2024(6)	1,069	1,065,517

Venator Materials Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	1,258	1,242,028

		$14,228,569

Conglomerates — 0.6%

Penn Engineering & Manufacturing Corp.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024	$1,351	$1,347,260

		$1,347,260

Containers and Glass Products — 5.0%

Berry Global, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	$1,035	$1,035,524

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	369	368,221

BWAY Holding Company

Term Loan, 3.48%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	724	702,038

Flex Acquisition Company, Inc.

Term Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023(6)	2,106	2,100,114

Term Loan, 3.23%, (3 mo. USD LIBOR + 3.00%), Maturing June 29, 2025	586	581,199

Libbey Glass, Inc.

Term Loan, 9.00%, (6 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing November 12, 2025	1,349	1,295,138

Proampac PG Borrower, LLC

Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing November 3, 2025(6)	716	715,382

Reynolds Consumer Products, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027	843	839,362

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)

Reynolds Group Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	$1,661	$1,655,287

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2026	575	572,304

Ring Container Technologies Group, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	340	336,468

Trident TPI Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 17, 2024	756	749,113

		$10,950,150

Cosmetics / Toiletries — 0.2%

Kronos Acquisition Holdings, Inc.

Term Loan, Maturing December 17, 2026(7)	$500	$501,250

		$501,250

Drugs — 5.5%

Akorn, Inc.

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing October 1, 2025	$223	$224,586

Albany Molecular Research, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024	726	729,072

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 30, 2024	100	100,813

Amneal Pharmaceuticals, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	1,365	1,333,331

Bausch Health Companies, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	379	378,266

Cambrex Corporation

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing December 4, 2026	125	125,937

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026	319	320,111

Elanco Animal Health Incorporated

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027	755	749,507

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024	2,398	2,368,356

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs (continued)

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.10%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	$347	$343,344

Jaguar Holding Company II

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022	2,893	2,893,942

Mallinckrodt International Finance S.A.

Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing September 24, 2024	2,352	2,222,499

Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing February 24, 2025	216	203,717

		$11,993,481

Ecological Services and Equipment — 0.8%

EnergySolutions, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025	$660	$652,178

GFL Environmental, Inc.

Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), Maturing May 30, 2025	791	793,415

TruGreen Limited Partnership

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 2, 2027	225	226,406

US Ecology Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026	99	99,124

		$1,771,123

Electronics / Electrical — 26.0%

Allegro Microsystems, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing September 30, 2027	$17	$17,286

Applied Systems, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 19, 2024	1,902	1,904,034

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025	175	176,422

Aptean, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	271	267,360

AQA Acquisition Holding, Inc.

Term Loan, Maturing November 19, 2027(7)	350	349,562

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027	323	325,788

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Avast Software B.V.

Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023	$119	$118,756

Banff Merger Sub, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	2,364	2,359,676

Barracuda Networks, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 12, 2025	1,105	1,106,466

Buzz Merger Sub, Ltd.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027	223	223,452

Cambium Learning Group, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2025	349	348,091

Castle US Holding Corporation

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	407	399,521

CDW, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	494	494,928

Celestica, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	88	86,953

CentralSquare Technologies, LLC

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	319	297,798

Cloudera, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing December 17, 2027	250	250,625

Cohu, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	293	290,192

CommScope, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	691	688,164

Cornerstone OnDemand, Inc.

Term Loan, 4.39%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	663	668,666

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	683	673,874

Delta TopCo, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 1, 2027	575	576,078

E2open, LLC

Term Loan, Maturing October 29, 2027(7)	350	349,781

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

ECI Macola/Max Holdings, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 9, 2027	$450	$449,437

Electro Rent Corporation

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024	872	878,612

Energizer Holdings, Inc.

Term Loan, Maturing December 16, 2027(7)	235	235,503

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), Maturing December 22, 2027	199	199,272

Epicor Software Corporation

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027	3,530	3,555,487

EXC Holdings III Corp.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024	666	659,255

Finastra USA, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024	1,877	1,842,554

Fiserv Investment Solutions, Inc.

Term Loan, 4.97%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	224	226,067

Flexera Software, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 26, 2025	657	656,415

GlobalLogic Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025	172	170,459

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 14, 2027	299	299,624

Go Daddy Operating Company, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027	448	450,642

Hyland Software, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing July 1, 2024	3,671	3,682,076

Imperva, Inc.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing January 12, 2026	249	249,991

Imprivata, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing December 1, 2027	475	475,792

Informatica, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027	2,357	2,345,402

LogMeIn, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027	625	623,828

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

MA FinanceCo., LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	$247	$243,712

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025	720	727,974

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	569	558,246

Marcel LUX IV S.a.r.l.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026	592	581,742

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing September 22, 2027	175	175,656

Milano Acquisition Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 1, 2027	1,175	1,177,937

Mirion Technologies, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	299	299,363

MKS Instruments, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	132	131,148

NCR Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	370	365,684

Recorded Books, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025	94	94,034

Redstone Buyer, LLC

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027	650	654,062

Refinitiv US Holdings, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	787	787,280

Renaissance Holding Corp.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	698	687,882

Seattle Spinco, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	1,666	1,645,849

SkillSoft Corporation

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	178	182,038

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	587	588,248

SolarWinds Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,421	1,363,532

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Solera, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	$2,491	$2,476,453

Sophia L.P.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing October 7, 2027	175	175,547

Sparta Systems, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 21, 2024	469	463,080

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	286	283,562

SS&C Technologies, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	370	366,465

STG-Fairway Holdings, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2027	174	171,840

Symplr Software, Inc.

Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing December 22, 2027	325	322,156

Syncsort Incorporated

Term Loan, 6.48%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	1,258	1,258,042

Tech Data Corporation

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	474	477,958

Tibco Software, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	1,642	1,624,101

TTM Technologies, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	54	53,437

Uber Technologies, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	1,929	1,928,611

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	1,331	1,339,770

Ultimate Software Group, Inc. (The)

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	642	642,517

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026	1,646	1,657,602

Ultra Clean Holdings, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	273	271,763

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Valkyr Purchaser, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 29, 2027	$300	$297,000

Verifone Systems, Inc.

Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,103	1,069,903

Veritas US, Inc.

Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025	1,047	1,046,503

VS Buyer, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	447	445,322

Vungle, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	272	272,751

Western Digital Corporation

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	610	609,957

		$56,492,616

Equipment Leasing — 0.8%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025	$1,044	$1,036,453

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing December 1, 2027	750	751,406

		$1,787,859

Financial Intermediaries — 2.8%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$148	$142,579

Aretec Group, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	1,500	1,472,123

Claros Mortgage Trust, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing August 9, 2026	221	223,100

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025	97	97,493

FB Income Advisor, LLC

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	195	194,766

Focus Financial Partners, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024	1,125	1,119,704

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)

Greenhill & Co., Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	$479	$475,821

GreenSky Holdings, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025	199	197,010

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,313	1,293,182

Harbourvest Partners, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025	158	157,125

Starwood Property Trust, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	198	195,525

Victory Capital Holdings, Inc.

Term Loan, 2.73%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	418	417,188

Virtus Investment Partners, Inc.

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024	44	44,299

		$6,029,915

Food Products — 3.1%

Alphabet Holding Company, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,355	$1,345,329

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024	133	133,711

B&G Foods, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026	158	157,710

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024	486	464,303

CHG PPC Parent, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	195	192,806

Froneri International, Ltd.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027	821	814,308

H Food Holdings, LLC

Term Loan, 3.83%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	660	650,890

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	172	169,555

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products (continued)

HLF Financing S.a.r.l.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	$415	$416,061

JBS USA LUX S.A.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	2,090	2,074,544

Nomad Foods Europe Midco Limited

Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	245	242,702

Shearer’s Foods, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027	174	174,467

		$6,836,386

Food Service — 2.1%

1011778 B.C. Unlimited Liability Company

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	$1,807	$1,780,919

Aramark Services, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	326	323,168

IRB Holding Corp.

Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025	806	800,781

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 15, 2027	650	650,894

US Foods, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	316	312,053

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	642	632,611

		$4,500,426

Food / Drug Retailers — 0.1%

BW Gas & Convenience Holdings, LLC

Term Loan, 6.40%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	$186	$186,909

		$186,909

Forest Products — 0.2%

Neenah, Inc.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 25, 2027	$373	$374,291

		$374,291

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care — 14.0%

Accelerated Health Systems, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	$221	$216,366

ADMI Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	1,179	1,164,229

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023	224	203,055

athenahealth, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	737	738,103

Avantor Funding, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024	147	147,329

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing November 8, 2027	175	175,438

BioClinica Holding I L.P.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023	724	718,493

BW NHHC Holdco, Inc.

Term Loan, 5.22%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	390	344,175

Cano Health, LLC

Term Loan, 0.50%, Maturing November 19, 2027(8)	134	133,198

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), Maturing November 19, 2027	366	365,343

Certara L.P.

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024	965	965,791

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024(6)	1,766	1,759,815

CHG Healthcare Services, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 7, 2023	2,276	2,270,930

CryoLife, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024	170	170,174

Ensemble RCM, LLC

Term Loan, 3.96%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	198	197,525

Envision Healthcare Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	2,478	2,080,442

Gentiva Health Services, Inc.

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	888	886,979

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

GHX Ultimate Parent Corporation

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024	$1,352	$1,332,213

Greatbatch, Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022	567	567,407

Hanger, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	413	413,700

Inovalon Holdings, Inc.

Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025	463	462,275

IQVIA, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024	1,344	1,339,012

Medical Solutions, LLC

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024	148	147,384

MPH Acquisition Holdings, LLC

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023	1,557	1,552,787

National Mentor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	236	235,790

Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	11	10,791

Navicure, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	372	371,955

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026	200	199,625

One Call Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022	472	457,420

Ortho-Clinical Diagnostics S.A.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,734	1,713,233

Parexel International Corporation

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	859	845,598

Phoenix Guarantor, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	739	736,132

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing March 5, 2026	225	225,211

PointClickCare Technologies, Inc.

Term Loan, Maturing December 29, 2027(7)	250	250,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Radiology Partners, Inc.

Term Loan, 4.81%, (USD LIBOR + 4.25%), Maturing July 9, 2025(6)	$480	$473,534

Select Medical Corporation

Term Loan, 2.53%, (6 mo. USD LIBOR + 2.25%), Maturing March 6, 2025	2,144	2,131,574

Sound Inpatient Physicians

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	195	193,944

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024	720	709,204

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024	731	658,821

Tecomet, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2024	1,204	1,185,636

U.S. Anesthesia Partners, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024	711	697,069

US Radiology Specialists, Inc.

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), Maturing December 10, 2027	325	324,188

Verscend Holding Corp.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	586	587,377

		$30,359,265

Home Furnishings — 1.3%

Mattress Firm, Inc.

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 26, 2027	$325	$328,250

Serta Simmons Bedding, LLC

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	622	627,627

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	2,060	1,861,631

		$2,817,508

Industrial Equipment — 6.3%

AI Alpine AT Bidco GmbH

Term Loan, 3.23%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025	$98	$93,712

Alliance Laundry Systems, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 8, 2027	450	450,609

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

Altra Industrial Motion Corp.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	$231	$230,885

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024	903	894,840

CFS Brands, LLC

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025	97	90,700

CPM Holdings, Inc.

Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	123	119,342

Delachaux Group S.A.

Term Loan, 4.74%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026	173	169,785

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 16, 2027	250	249,375

Dynacast International, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022	858	818,843

Engineered Machinery Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024	849	847,159

EWT Holdings III Corp.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing December 20, 2024	1,680	1,677,680

Filtration Group Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	1,100	1,091,113

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing March 29, 2025	150	150,124

Gardner Denver, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	439	434,172

Gates Global, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024	1,585	1,582,967

Hayward Industries, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	717	711,304

Ingersoll-Rand Services Company

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	521	514,829

LTI Holdings, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	171	166,633

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

LTI Holdings, Inc. (continued)

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	$74	$72,982

Rexnord, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing August 21, 2024	1,173	1,173,456

Robertshaw US Holding Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 28, 2025	389	365,660

Thermon Industries, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024	85	84,562

Titan Acquisition Limited

Term Loan, 3.27%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	1,143	1,118,117

Vertical Midco GmbH

Term Loan, 4.57%, (6 mo. USD LIBOR + 4.25%), Maturing July 30, 2027	524	526,756

		$13,635,605

Insurance — 6.0%

Alliant Holdings Intermediate, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	$172	$169,803

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	872	858,298

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing October 8, 2027	249	249,806

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024	1,108	1,109,422

AssuredPartners Capital, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 12, 2027	199	199,244

AssuredPartners, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027	569	561,897

Asurion, LLC

Term Loan, Maturing December 23, 2026(7)	1,080	1,071,225

Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,761	1,776,776

FrontDoor, Inc.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025	171	170,635

Hub International Limited

Term Loan, 2.96%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025	1,877	1,845,736

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance (continued)

Hub International Limited (continued)

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 25, 2025	$693	$695,932

NFP Corp.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027	1,377	1,350,028

Ryan Specialty Group, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027	723	723,187

Sedgwick Claims Management Services, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	466	459,003

USI, Inc.

Term Loan, 3.25%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,258	1,241,897

Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026	545	544,772

		$13,027,661

Leisure Goods / Activities / Movies — 4.2%

AMC Entertainment Holdings, Inc.

Term Loan, 3.23%, (3 mo. USD LIBOR + 3.00%), Maturing April 22, 2026	$712	$461,343

Bombardier Recreational Products, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027	274	280,456

Carnival Corporation

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025	547	566,951

ClubCorp Holdings, Inc.

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	653	612,790

Crown Finance US, Inc.

Term Loan, Maturing May 23, 2024(7)	145	173,129

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 28, 2025	607	414,416

Term Loan, 3.02%, (6 mo. USD LIBOR + 2.75%), Maturing September 30, 2026	569	383,096

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024	1,000	992,396

Live Nation Entertainment, Inc.

Term Loan, 1.93%, (USD LIBOR + 1.75%), Maturing October 17, 2026(6)	2,896	2,825,352

Match Group, Inc.

Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027	275	272,938

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

NASCAR Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026	$270	$269,391

Playtika Holding Corp.

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024	1,259	1,269,135

Steinway Musical Instruments, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025	116	112,933

Travel Leaders Group, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	366	324,492

UFC Holdings, LLC

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026	172	172,193

		$9,131,011

Lodging and Casinos — 5.3%

Aristocrat Technologies, Inc.

Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$204	$202,237

Boyd Gaming Corporation

Term Loan, 2.35%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	1,828	1,817,873

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024	1,187	1,173,952

Four Seasons Hotels Limited

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	2,894	2,877,514

Golden Nugget, Inc.

Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023	2,971	2,879,105

GVC Holdings (Gibraltar) Limited

Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024	909	912,139

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	460	427,031

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	672	675,247

Wyndham Hotels & Resorts, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	489	483,688

		$11,448,786

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.2%

American Consolidated Natural Resources, Inc.

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), Maturing September 16, 2025	$239	$230,774

Oxbow Carbon, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing October 13, 2025	123	123,746

		$354,520

Oil and Gas — 2.5%

Apergy Corporation

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	$51	$50,033

Blackstone CQP Holdco L.P.

Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	394	393,212

Buckeye Partners L.P.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	1,042	1,042,342

Centurion Pipeline Company, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025	100	99,750

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	98	98,000

CITGO Holding, Inc.

Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	99	91,729

CITGO Petroleum Corporation

Term Loan, 7.25%, (3 mo. USD LIBOR + 6.25%, Floor 1.00%), Maturing March 28, 2024	873	869,778

Delek US Holdings, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	74	71,223

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	223	221,359

Fieldwood Energy, LLC

DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), Maturing August 4, 2021(8)	222	221,045

Term Loan, 0.00%, Maturing April 11, 2022(9)	1,500	348,750

Lealand Finance Company B.V.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), 1.15% cash, 3.00% PIK, Maturing June 30, 2025	81	55,204

McDermott Technology Americas, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	9	7,729

Prairie ECI Acquiror L.P.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	1,293	1,264,148

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)

PSC Industrial Holdings Corp.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024	$291	$282,998

UGI Energy Services, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	394	395,477

		$5,512,777

Publishing — 1.7%

Alchemy Copyrights, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027	$200	$200,996

Ascend Learning, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	1,258	1,254,920

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 12, 2024	150	150,311

Getty Images, Inc.

Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	704	696,370

Nielsen Finance, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	323	326,609

ProQuest, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	1,049	1,051,052

		$3,680,258

Radio and Television — 3.9%

Cumulus Media New Holdings, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 31, 2026	$179	$176,320

Diamond Sports Group, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	1,654	1,480,386

Entercom Media Corp.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	737	719,978

Entravision Communications Corporation

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	305	298,839

Gray Television, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	234	232,386

Hubbard Radio, LLC

Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	1,169	1,140,854

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)

iHeartCommunications, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	$866	$853,617

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 1, 2026	174	173,762

Nexstar Broadcasting, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	515	510,855

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	173	171,710

Sinclair Television Group, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	247	244,869

Terrier Media Buyer, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	693	694,059

Univision Communications, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	1,684	1,675,124

		$8,372,759

Retailers (Except Food and Drug) — 3.1%

Apro, LLC

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	$1,288	$1,290,936

Ascena Retail Group, Inc.

Term Loan, 0.00%, Maturing August 21, 2022(9)	594	120,215

Bass Pro Group, LLC

Term Loan, 5.75%, (1 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	992	996,726

BJ’s Wholesale Club, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	575	575,594

CNT Holdings I Corp.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 8, 2027	300	300,509

Harbor Freight Tools USA, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing October 19, 2027	600	600,635

Hoya Midco, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	724	688,668

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	354	352,948

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

PetSmart, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 11, 2022	$1,728	$1,727,842

		$6,654,073

Steel — 1.9%

Atkore International, Inc.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	$1,796	$1,805,196

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	494	494,345

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	340	337,184

Zekelman Industries, Inc.

Term Loan, 2.14%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	1,505	1,495,765

		$4,132,490

Surface Transport — 0.8%

Kenan Advantage Group, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	$961	$946,613

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	293	288,307

PODS, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 6, 2024	215	215,882

XPO Logistics, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	225	224,203

		$1,675,005

Telecommunications — 5.1%

CCI Buyer, Inc.

Term Loan, Maturing December 10, 2027(7)	$275	$275,731

CenturyLink, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	2,747	2,719,206

Colorado Buyer, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024	724	679,703

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

Global Eagle Entertainment, Inc.

DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021	$114	$112,589

Term Loan, 0.00%, Maturing January 6, 2023(9)	766	581,841

Intelsat Jackson Holdings S.A.

DIP Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(6)	267	272,968

Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023	900	912,188

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	772	756,491

Plantronics, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	495	485,041

Syniverse Holdings, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023	365	331,980

Telesat Canada

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	447	444,127

Zayo Group Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027	869	864,374

Ziggo Financing Partnership

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	2,650	2,631,781

		$11,068,020

Utilities — 1.8%

Brookfield WEC Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025	$1,275	$1,274,072

Calpine Corporation

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026	345	342,811

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing December 16, 2027	1,276	1,270,089

USIC Holdings, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 8, 2023	1,110	1,110,712

		$3,997,684

Total Senior Floating-Rate Loans (identified cost $305,701,101)		$302,017,164

Warrants — 0.0%(3)
Security	Shares	Value

Health Care — 0.0%(3)

THAIHOT Investment Company US Limited, Exp. 10/13/27(1)(3)(10)	7	$1,993

THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(1)(3)(10)	375	0

Total Warrants (identified cost $0)		$1,993

Short-Term Investments — 3.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(11)	8,517,434	$8,517,434

Total Short-Term Investments (identified cost $8,517,434)		$8,517,434

Total Investments — 152.8% (identified cost $335,180,959)		$331,865,905

Less Unfunded Loan Commitments — (0.2)%		$(333,027)

Net Investments — 152.6% (identified cost $334,847,932)		$331,532,878

Notes Payable — (37.5)%		$(81,500,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (14.7)%		$(32,000,000)

Other Assets, Less Liabilities — (0.4)%		$(792,618)

Net Assets Applicable to Common Shares — 100.0%		$217,240,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $5,992,885 or 2.8% of the Trust’s net assets applicable to common shares.

(5)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(6)

The stated interest rate represents the weighted average interest rate at December 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(7)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.

(8)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2020, the total value of unfunded loan commitments is $332,139. See Note 1E for description.

(9)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

Abbreviations:

DIP	—	Debtor In Possession

LIBOR	—	London Interbank Offered Rate

PIK	—	Payment In Kind
Currency Abbreviations:

USD	—	United States Dollar

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2020

Unaffiliated investments, at value (identified cost, $326,330,498)	$323,015,444

Affiliated investment, at value (identified cost, $8,517,434)	8,517,434

Cash	3,711,864

Interest receivable	859,367

Dividends receivable from affiliated investment	469

Receivable for investments sold	373,947

Prepaid upfront fees on notes payable	12,974

Prepaid expenses	6,589

Total assets	$336,498,088

Liabilities

Notes payable	$81,500,000

Variable rate term preferred shares, at liquidation value	32,000,000

Payable for investments purchased	4,279,673

Distributions payable	850,378

Payable to affiliates:

Investment adviser fee	196,515

Trustees’ fees	4,355

Interest expense and fees payable	276,081

Accrued expenses	150,826

Total liabilities	$119,257,828

Net assets applicable to common shares	$217,240,260

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 23,621,612 shares issued and outstanding	$236,216

Additional paid-in capital	231,986,037

Accumulated loss	(14,981,993)

Net assets applicable to common shares	$217,240,260

Net Asset Value Per Common Share

($217,240,260 ÷ 23,621,612 common shares issued and outstanding)	$9.20

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2020

Interest and other income	$6,959,456

Dividends from affiliated investment	4,405

Total investment income	$6,963,861

Expenses

Investment adviser fee	$1,144,762

Trustees’ fees and expenses	13,061

Custodian fee	72,470

Transfer and dividend disbursing agent fees	10,726

Legal and accounting services	61,332

Printing and postage	11,712

Interest expense and fees	866,249

Miscellaneous	30,614

Total expenses	$2,210,926

Net investment income	$4,752,935

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(3,439,178)

Investment transactions — affiliated investment	(158)

Net realized loss	$(3,439,336)

Change in unrealized appreciation (depreciation) —

Investments	$18,541,965

Net change in unrealized appreciation (depreciation)	$18,541,965

Net realized and unrealized gain	$15,102,629

Net increase in net assets from operations	$19,855,564

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020

From operations —

Net investment income	$4,752,935	$11,070,683

Net realized loss	(3,439,336)	(3,762,601)

Net change in unrealized appreciation (depreciation)	18,541,965	(15,848,659)

Net increase (decrease) in net assets from operations	$19,855,564	$(8,540,577)

Distributions to common shareholders	$(5,976,268)	$(12,350,732)

Capital share transactions —

Reinvestment of distributions to common shareholders	$—	$94,119

Net increase in net assets from capital share transactions	$—	$94,119

Net increase (decrease) in net assets	$13,879,296	$(20,797,190)

Net Assets Applicable to Common Shares

At beginning of period	$203,360,964	$224,158,154

At end of period	$217,240,260	$203,360,964

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2020

Net increase in net assets from operations	$19,855,564

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(39,144,861)

Investments sold and principal repayments	43,849,072

Increase in short-term investments, net	(5,472,899)

Net amortization/accretion of premium (discount)	(280,793)

Amortization of prepaid upfront fees on variable rate term preferred shares	10,263

Amortization of deferred debt issuance costs on variable rate term preferred shares	7,063

Amortization of prepaid upfront fees on notes payable	25,626

Decrease in interest receivable	268,209

Decrease in dividends receivable from affiliated investment	836

Decrease in prepaid expenses	7,784

Increase in payable to affiliate for investment adviser fee	15,943

Decrease in payable to affiliate for Trustees’ fees	(40)

Decrease in interest expense and fees payable	(92,205)

Increase in accrued expenses	4,347

Decrease in unfunded loan commitments	(17,490)

Net change in unrealized (appreciation) depreciation from investments	(18,541,965)

Net realized loss from investments	3,439,336

Net cash provided by operating activities	$3,933,790

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(5,125,890)

Proceeds from notes payable	2,000,000

Net cash used in financing activities	$(3,125,890)

Net increase in cash	$807,900

Cash at beginning of period	$2,903,964

Cash at end of period	$3,711,864

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings and variable rate term preferred shares	$915,502

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30,		Period Ended June 30, 2018(1)
			2020	2019

Net asset value — Beginning of period (Common shares)	$8.610		$9.490	$9.680	$9.850	(2)

Income (Loss) From Operations

Net investment income(3)	$0.201		$0.469	$0.502	$0.404

Net realized and unrealized gain (loss)	0.642		(0.826)	(0.159)	(0.152)

Total income (loss) from operations	$0.843		$(0.357)	$0.343	$0.252

Less Distributions to Common Shareholders

From net investment income	$(0.253)		$(0.523)	$(0.533)	$(0.406)

Total distributions to common shareholders	$(0.253)		$(0.523)	$(0.533)	$(0.406)

Offering costs charged to paid-in capital(3)	$—		$—	$—	$(0.020)

Premium related to exercise of underwriters’ over-allotment option(3)	$—		$—	$—	$0.004

Net asset value — End of period (Common shares)	$9.200		$8.610	$9.490	$9.680

Market value — End of period (Common shares)	$8.890		$8.100	$9.290	$9.440

Total Investment Return on Net Asset Value(4)	9.98	%(5)	(3.65)%	3.86%	2.55	%(5)(6)

Total Investment Return on Market Value(4)	12.96	%(5)	(7.36)%	4.20%	0.01	%(5)(6)

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30,		Period Ended June 30, 2018(1)
Ratios/Supplemental Data			2020	2019

Net assets applicable to common shares, end of period (000’s omitted)	$217,240		$203,361	$224,158	$228,461

Ratios (as a percentage of average daily net assets applicable to common shares):†

Expenses excluding interest and fees	1.26	%(7)	1.24%	1.25%	1.24	%(7)

Interest and fee expense(8)	0.81	%(7)	1.68%	2.12%	1.53	%(7)

Total expenses	2.07	%(7)	2.92%	3.37%	2.77	%(7)

Net investment income	4.45	%(7)	5.16%	5.25%	4.50	%(7)

Portfolio Turnover	12	%(5)	32%	22%	30	%(5)

Senior Securities:

Total notes payable outstanding (in 000’s)	$81,500		$79,500	$92,000	$100,000

Asset coverage per $1,000 of notes payable(9)	$4,058		$3,961	$3,784	$3,605

Total variable rate term preferred shares outstanding	320		320	320	320

Asset coverage per variable rate term preferred share(10)	$291,401		$282,387	$280,773	$273,077

Involuntary liquidation preference per variable rate term preferred share(11)	$100,000		$100,000	$100,000	$100,000

Approximate market value per variable rate term preferred share(11)	$100,000		$100,000	$100,000	$100,000

(1)	For the period from the start of business, July 31, 2017, to June 30, 2018.

(2)	Net asset value at beginning of period reflects the deduction of the sales charge of $0.15 per share paid by the shareholders from the $10.00 offering price.

(3)	Computed using average common shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(5)	Not annualized.

(6)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $10.00 less the sales load of $0.15 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $10.00 less the sales load of $0.15 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)	Annualized.

(8)	Interest and fee expense relates to the variable rate term preferred shares (see Note 2) and the notes payable (see Note 7) for the purpose of financial leverage.

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and variable rate preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and variable rate term preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the variable rate term preferred shares, and multiplying the result by the liquidation value of one variable rate term preferred share. Such amount equates to 291%, 282%, 281% and 273% at December 31, 2020 and June 30, 2020, 2019 and 2018, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus variable rate term preferred shares and borrowings are presented below. Ratios for periods less than one year are annualized.

	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30,		Period Ended June 30, 2018(1)
		2020	2019

Expenses excluding interest and fees	0.82%	0.80%	0.80%	0.83%

Interest and fee expense	0.53%	1.08%	1.35%	1.02%

Total expenses	1.35%	1.88%	2.15%	1.85%

Net investment income	2.91%	3.32%	3.35%	3.00%

(1)	For the period from the start of business, July 31, 2017, to June 30, 2018.

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate 2022 Target Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objectives are high current income and to return $9.85 per share, the original net asset value per common share before deducting offering costs of $0.02 per common share (“Original NAV”), to holders of common shares of record on or about October 31, 2022 (the “Termination Date”). On or about the Termination Date, the Trust intends to cease its investment operations, liquidate its portfolio, retire or redeem its leverage facilities, and seek to return Original NAV to common shareholders, unless the term is extended for one period of up to twelve months and one additional period of up to six months by a vote of the Trust’s Board of Trustees.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

29

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust intends to make monthly distributions of net investment income and any net realized capital gains in amounts necessary to maintain its taxation as a regulated investment company for U.S. federal income tax purposes. For the purpose of pursuing its investment objective of returning Original NAV, the Trust may retain a portion of its net investment income and some or all of its net capital gains, which would result in the Trust paying U.S. federal excise and corporate income taxes.

As of December 31, 2020, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At December 31, 2020, the Trust had sufficient cash and/or securities to cover these commitments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to December 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

Variable rate term preferred shares are a form of preferred shares that represent stock of the Trust. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share.

On September 6, 2017, the Trust issued 320 shares of Series C-1 Variable Rate Term Preferred Shares (VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit), with a mandatory redemption date of September 8, 2020, unless extended. The Trust and Conduit agreed to extend the mandatory redemption date of the VRTP Shares for two years from September 8, 2020 through September 8, 2022 upon approval by the Trust’s Board of Trustees. The Conduit may elect at any time to revise the redemption date to an earlier date provided the Conduit gives notice to the Trust no less than 365 days prior to the proposed revised redemption date and the proposed revised redemption date is no earlier than September 8, 2021. The Trust and Conduit also agreed to a reduction to the spread to three-month LIBOR used to calculate the dividends on the VRTP Shares from 1.85% to 1.75%, effective August 13, 2020. Such spread is determined based on the current credit rating of the VRTP Shares, which is provided by Moody’s Investor Service. Dividends on the VRTP Shares are determined each day.

The VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the VRTP Shares’ redemption price, and over the six-month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the VRTP Shares. The holders of the VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the VRTP Shares is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on VRTP Shares are treated as interest payments for financial reporting

30

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

purposes and are included in interest expense and fees on the Statement of Operations. In connection with the issuance of the VRTP Shares, the Trust paid an upfront fee of $160,000 and debt issuance costs of $110,112, both of which were amortized to interest expense and fees over a period of three years to the original mandatory redemption date of September 8, 2020.

The carrying amount of the VRTP Shares at December 31, 2020 represents its liquidation value, which approximates fair value. If measured at fair value, the VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2020. The average liquidation preference of the VRTP Shares during the six months ended December 31, 2020 was $32,000,000.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding VRTP Shares. The Trust may also distribute net realized capital gains, if any, generally not more than once per year. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable quarterly. The dividend rate on the VRTP Shares at December 31, 2020 was 1.98%. The amount of dividends accrued and the average annual dividend rate of the VRTP Shares during the six months ended December 31, 2020 were $339,005 and 2.10%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2020, the Trust, for federal income tax purposes, had deferred capital losses of $6,420,714 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2020, $1,077,936 are short-term and $5,342,778 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$335,672,254

Gross unrealized appreciation	$2,407,985

Gross unrealized depreciation	(6,547,361)

Net unrealized depreciation	$(4,139,376)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM, a wholly-owned subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.70% of the Trust’s average daily total managed assets and is payable monthly. During any extension period of the Trust’s term, the fee will be reduced to 0.35% of the Trust’s average daily total managed assets. Total managed assets as referred to herein represent total assets of the Trust (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the six months ended December 31, 2020, the Trust’s investment adviser fee amounted to $1,144,762. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for investment advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $37,142,345 and $43,426,444, respectively, for the six months ended December 31, 2020.

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Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

6  Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended December 31, 2020. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the year ended June 30, 2020 were 9,872.

7  Credit Agreement

The Trust has entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $109 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 16, 2021, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 17, 2020, the Trust paid an upfront fee of $54,500, which is being amortized to interest expense over a period of one year. The unamortized balance at December 31, 2020 is approximately $13,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2020, the Trust had borrowings outstanding under the Agreement of $81,500,000 at an annual interest rate of 0.95%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2020 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2020. For the six months ended December 31, 2020, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $80,608,696 and 0.97%, respectively.

8  Investments in Affiliated Funds

At December 31, 2020, the value of the Trust’s investment in affiliated funds was $8,517,434, which represents 3.9% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the six months ended December 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$3,044,693	$58,018,362	$(52,545,463)	$(158)	$—	$8,517,434	$4,405	8,517,434

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

At December 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$142,369	$1,197,224	$—	$1,339,593

Corporate Bonds & Notes	—	19,583,367	—	19,583,367

Preferred Stocks	—	406,354	—	406,354

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	301,684,137	—	301,684,137

Warrants	—	—	1,993	1,993

Short-Term Investments	—	8,517,434	—	8,517,434

Total Investments	$142,369	$331,388,516	$1,993	$331,532,878

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2020 is not presented.

10  Risks and Uncertainties

Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.

11  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement and, where applicable, any related sub-advisory agreement. On November 10, 2020, the Trust’s Board approved a new investment advisory agreement. Shareholders of record of the Trust at the close of business on October 29, 2020 who have voting power with respect to such shares are entitled to be present and vote at a joint special meeting of shareholders and at any adjournments or postponements thereof. The joint special meeting of shareholders was held on February 19, 2021 and adjourned to February 23, 2021 with respect to the Trust. The Board has approved an interim investment advisory agreement (the “Interim Agreement”) for the Trust to take effect upon the close of the transaction if Trust shareholders have not approved the new investment advisory agreement prior to the closing. The Interim Agreement would allow the Trust’s investment adviser to continue to manage the Trust for up to an additional 150 days to allow for further proxy solicitation and the Board’s consideration of different options for the Trust. While the Interim Agreement is in effect, the Trust’s investment adviser would continue to manage the Trust under the Board’s oversight. The terms of the Interim Agreement are substantially identical to those of the current investment advisory agreement except for term and escrow provisions required by applicable law.

33

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Board of Trustees’ Contract Approval

Even though the following description of the Board’s (as defined below) consideration of investment advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Floating-Rate 2022 Target Term Trust.

At a meeting held on November 10, 2020 (the “November Meeting”), the Board of Trustees (each, a “Board” and, collectively, the “Board”) of each closed-end Fund (each, a “Fund” and, collectively, the “Funds”(1)) managed by Eaton Vance Management (“Eaton Vance”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds or Eaton Vance, voted to approve a new investment advisory agreement between each Fund and Eaton Vance, each of which is intended to go into effect upon the completion of the Transaction (as defined below) (each, a “New Agreement” and, collectively, the “New Agreements”). The Board’s evaluative process is more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by Eaton Vance and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendations. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including, but not limited to, information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from Eaton Vance and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by Eaton Vance and Morgan Stanley and their respective affiliates during meetings on November 5, 2020 and November 10, 2020.

The Contract Review Committee again met with senior representatives of Eaton Vance and Morgan Stanley at its meeting on November 10, 2020, to further discuss the approval of the New Agreements. The representatives from Eaton Vance and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered Eaton Vance’s and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impact, of the Transaction that relate to the Funds, including the expected impact on the businesses conducted by Eaton Vance with respect to the Funds;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•

A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction, including with respect to the solicitation of shareholder approval of the New Agreements;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to the potential impact of the Transaction on personnel and/or other resources of Eaton Vance and its affiliates, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at Eaton Vance and its affiliates;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

(1)	References to the Funds do not include Eaton Vance Floating-Rate Income Plus Fund.

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Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Board of Trustees’ Contract Approval — continued

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of Eaton Vance and its affiliates as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements

•	A representation that, after the Closing, all of the Funds will continue to be advised by Eaton Vance, and will continue under the “Eaton Vance” brand;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and Eaton Vance (collectively, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by Eaton Vance to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by Eaton Vance in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by Eaton Vance to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•	Profitability analyses of Eaton Vance with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Closing, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information regarding any contemplated changes to the policies and practices of Eaton Vance with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ post-Closing affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about Eaton Vance

•

Information about the financial results and condition of Eaton Vance since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Confirmation that there are no immediately contemplated post-Closing changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable post-Closing;

•	The Code of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

35

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Board of Trustees’ Contract Approval — continued

•

Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by Eaton Vance and/or administrator to each of the Funds;

•

Information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters;

•	Confirmation that Eaton Vance intends to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that Eaton Vance and Morgan Stanley will continue to keep the Board apprised of developments as the Transaction progresses and prior to and, as applicable, following the Closing;

•	Confirmation that the current senior management team at Eaton Vance has indicated its strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of Eaton Vance regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received reports and participated in presentations provided by Eaton Vance and its affiliates with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by Eaton Vance under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by Eaton Vance under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of Eaton Vance, and that Morgan Stanley and Eaton Vance have advised the Board that, following the Closing, there is not expected to be any diminution in the nature, extent and quality of services provided by Eaton Vance to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and Eaton Vance and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Closing, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and Eaton Vance’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for Eaton Vance and existing Morgan Stanley affiliates and their respective personnel.

The Board considered Eaton Vance’s management capabilities, investment processes and investment performance in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of Eaton Vance’s investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of Eaton Vance and other factors, including the reputation and resources of Eaton Vance to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board

36

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Board of Trustees’ Contract Approval — continued

noted information from Morgan Stanley and Eaton Vance regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from Eaton Vance and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which Eaton Vance or its affiliates may be subject in managing the Funds and in connection with the Transaction. The Board considered the deep experience of Eaton Vance and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Funds. In this regard, the Board considered, among other things, Eaton Vance’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of Eaton Vance and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of Eaton Vance and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of Eaton Vance, the Board noted information regarding the impact of the Transaction, as well as Eaton Vance’s and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for Eaton Vance and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by Eaton Vance and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanations from Eaton Vance concerning the Fund’s relative performance versus the peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, Eaton Vance and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by Eaton Vance and its affiliates and that the Transaction was not expected to have an adverse effect on the ability of Eaton Vance and its affiliates to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by Eaton Vance, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by Eaton Vance in response to inquiries from the Contract Review Committee. The Board considered that the New Agreement does not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by Eaton Vance to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services Eaton Vance provides to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to Eaton Vance as between each Fund and other types of accounts.

37

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by Eaton Vance, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by Eaton Vance and relevant affiliates thereof in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by Eaton Vance and its affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by Eaton Vance and its affiliates were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and Eaton Vance are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from Eaton Vance and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by Eaton Vance and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to Eaton Vance and its affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by Eaton Vance and its affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by Eaton Vance and its affiliates in connection with services provided pursuant to the Current Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of Eaton Vance and its affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which Eaton Vance and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of Eaton Vance and its affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and Eaton Vance are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by Eaton Vance, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by Eaton Vance. The Board also considered the fact that the Funds are not continuously offered in the same manner as an open-end fund and that the Funds’ assets may not increase materially in the foreseeable future.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

38

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2020

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.

•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

40

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

27977    12.31.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate 2022 Target Term Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 24, 2021